Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments
Fixed income securities, at fair value (amortized cost $57,134 and $57,525)	$ 57,170	$ 58,992
Equity Securities, FV-NI	5,036	6,621
Mortgage loans	4,670	4,534
Limited partnership interests	7,505	6,740
Short-term, at fair value (amortized cost $3,027 and $1,944)	3,027	1,944
Other	3,852	3,972
Total investments	81,260	82,803
Cash	499	617
Premium installment receivables, net	6,154	5,786
Deferred policy acquisition costs	4,784	4,191
Reinsurance and indemnification recoverables, net	9,565	8,921
Accrued investment income	600	569
Property and equipment, net	1,045	1,072
Goodwill	2,530	2,181
Other assets	3,007	2,838
Separate Accounts	2,805	3,444
Total assets	112,249	112,422
Liabilities
Reserve for property and casualty insurance claims and claims expense	27,423	26,325
Reserve for life-contingent contract benefits	12,208	12,549
Contractholder funds	18,371	19,434
Unearned premiums	14,510	13,473
Claim payments outstanding	1,007	875
Deferred income taxes	425	782
Other liabilities and accrued expenses	7,737	6,639
Long-term debt	6,451	6,350
Separate Accounts	2,805	3,444
Total liabilities	90,937	89,871
Commitments and Contingent Liabilities (Note 7, 8 and 14)
Shareholders’ equity
Preferred stock and additional capital paid-in, $1 par value, 25 million shares authorized, 79.8 thousand and 72.2 thousand issued and outstanding, $1,995 and $1,805 aggregate liquidation preference	1,930	1,746
Common stock, $.01 par value, 2.0 billion shares authorized and 900 million issued, 332 million and 355 million shares outstanding	9	9
Additional capital paid-in	3,310	3,313
Retained income	44,033	41,579
Deferred Employee Stock Ownership Plan (“ESOP”) expense	(3)	(3)
Treasury stock, at cost (568 million and 545 million shares)	(28,085)	(25,982)
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	75	85
Other unrealized net capital gains and losses	(51)	1,981
Unrealized adjustment to DAC, DSI and insurance reserves	(26)	(404)
Total unrealized net capital gains and losses	(2)	1,662
Unrealized foreign currency translation adjustments	(49)	(1)
Unamortized pension and other postretirement prior service credit	169	228
Total accumulated other comprehensive income (AOCI)	118	1,889
Total shareholders’ equity	21,312	22,551
Total liabilities and shareholders’ equity	$ 112,249	$ 112,422